File Number 2-28097
Certification of translation of
Prospectus into Spanish filed
Pursuant to Rule 497(e)

Re: Enterprise Group of Funds, Inc. Prospectus
- Spanish translation; our job #5327 and 5384.

CERTIFICATION

We hereby certify to the best of our
knowledge and belief that the above
referenced document is a true and
correct translation from English into
Spanish of the current version of the
original Enterprise Group of Funds,
Inc. Prospectus.

The material has been proofread and
conforms to accepted current language
usage such as grammar, as well as
industry-specific terminology.  The
material properly conveys the intended
meaning of the English language
original.

We hereby declare that all statements
made herein of our own knowledge are
true and that all statements made on
information and belief are believed to
be true.

Signed this 26th day of December, 2000

/s/ John Connors
for Crimson Language Services